Retirement Plans (Schedule Of Funded Status) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Service cost	$ 1	$ 3	$ 3
Interest cost	7	7	7
Actuarial loss (gain)	0
Contractual termination benefits	1	1
Fair value of plan assets at beginning of year	94
Fair value of plan assets at end of year	111	94
Funded status at end of year	(20)	(42)
As Adjusted [Member]
Accumulated benefit obligation	130	127
Accrued pension liability (other long-term liabilities)	(20)	(42)
Unrecognized net actuarial loss (pretax)		14
Change in projected benefit obligation [Member]
Projected benefit obligation at beginning of year	136	99
Service cost	1	3
Interest cost	7	7
Plan participants' contributions		1
Actuarial loss (gain)	(1)	18
Benefits paid	(3)	(4)
Contractual termination benefits	1	1
Curtailments	(8)
Foreign exchange rate changes	(2)	11
Projected benefit obligation at end of year	131	136
Change in Plan Assets [Member]
Plan participants' contributions		1
Benefits paid	(3)	(4)
Fair value of plan assets at beginning of year	94	64
Actual return on plan assets	11	17
Company contributions	10	9
Foreign exchange rate changes	(1)	7
Fair value of plan assets at end of year	$ 111	$ 94